Summitry Equity Fund
Schedule of Investments
October 31, 2025 (Unaudited)
COMMON STOCKS — 93.79% Shares Fair Value
Communications — 11.77%
Alphabet, Inc., Class A 14,343 $ 4,033,108
Meta Platforms, Inc., Class A 3,073 1,992,380
Netflix, Inc.
(a)
1,208 1,351,583
Universal Music Group NV - ADR 151,840 2,031,619
9,408,690
Consumer Discretionary — 25.79%
Amazon.com, Inc.
(a)
20,941 5,114,211
Lowe’s Companies, Inc. 12,925 3,077,830
LVMH Moet Hennessy Louis Vuitton SE - ADR 22,174 3,135,625
Ross Stores, Inc. 17,913 2,846,734
Starbucks Corp. 28,162 2,277,461
Ulta Beauty, Inc.
(a)
8,017 4,167,878
20,619,739
Financials — 8.72%
Charles Schwab Corp. (The) 24,327 2,299,388
Moody’s Corp. 3,190 1,532,157
Wells Fargo & Co. 36,142 3,143,270
6,974,815
Health Care — 8.70%
Agilent Technologies, Inc. 25,192 3,687,101
Thermo Fisher Scientific, Inc. 5,766 3,271,571
6,958,672
Industrials — 8.61%
Carrier Global Corp. 38,865 2,312,080
GXO Logistics, Inc.
(a)
37,043 2,082,187
Old Dominion Freight Line, Inc. 8,094 1,136,559
Rentokil Initial PLC - ADR 48,649 1,353,415
6,884,241
Technology — 30.20%
Fiserv, Inc.
(a)
25,918 1,728,471
Mastercard, Inc., Class A 7,019 3,874,418
Microsoft Corp. 3,663 1,896,738
Nintendo Company Ltd. - ADR 121,514 2,605,260
Salesforce.com, Inc. 8,083 2,104,894
Taiwan Semiconductor Manufacturing Company Ltd. - ADR 27,193 8,169,593
Visa, Inc., Class A 6,278 2,139,166
Zebra Technologies Corp., Class A
(a)
6,077 1,636,232
24,154,772
Total Common Stocks (Cost $45,664,019) 75,000,929
MONEY MARKET FUNDS - 6.24%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.05%
(b)
4,990,171 4,990,171
Total Money Market Funds (Cost $4,990,171) 4,990,171

Summitry Equity Fund
Schedule of Investments (continued)
October 31, 2025 (Unaudited)
Total Investments — 100.03% (Cost $50,654,190) $ 79,991,100
Liabilities in Excess of Other Assets — (0.03)% (27,799)
NET ASSETS — 100.00% $ 79,963,301
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of October 31, 2025.
ADR - American Depositary Receipt